Fair Value Measurements - Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	$ 374	$ 2,989
Contingent liability	(27,718)	(25,665)	(23,759)	(21,999)
Swap Transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,466)
Option [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,668)
Recurring Basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	374	2,989
Total assets	374	2,989
Contingent liability	(27,718)	(25,665)
Total liabilities	(52,852)	(63,545)
Recurring Basis [Member] | Swap Transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,466)	(14,257)
Recurring Basis [Member] | Option [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,668)	(23,623)
Level 1 [Member] | Recurring Basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	374	2,989
Total assets	374	2,989
Contingent liability
Total liabilities
Level 1 [Member] | Recurring Basis [Member] | Swap Transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives
Level 1 [Member] | Recurring Basis [Member] | Option [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives
Level 2 [Member] | Recurring Basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities
Total assets
Contingent liability
Total liabilities	(25,134)	(37,880)
Level 2 [Member] | Recurring Basis [Member] | Swap Transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,466)	(14,257)
Level 2 [Member] | Recurring Basis [Member] | Option [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(12,668)	(23,623)
Level 3 [Member] | Recurring Basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities
Total assets
Contingent liability	(27,718)	(25,665)
Total liabilities	(27,718)	(25,665)
Level 3 [Member] | Recurring Basis [Member] | Swap Transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives
Level 3 [Member] | Recurring Basis [Member] | Option [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives